Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016		Mar. 31, 2015
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1]	¥ 341,572		¥ 392,363
Operating loss, Valuation allowance		(334,000)		(383,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		8,000		9,000
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		270,000	[2]	286,000	[3]
Operating loss, Valuation allowance		(270,000)	[2]	(283,000)	[3]
Deferred tax assets,Operating loss carryforward net of valuation allowance	[3]			3,000
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		53,000	[4]	86,000	[5]
Operating loss, Valuation allowance		(53,000)	[4]	(86,000)	[5]
United States of America
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		16,000		17,000
Operating loss, Valuation allowance		(8,000)		(11,000)
Deferred tax assets,Operating loss carryforward net of valuation allowance		8,000		6,000
Others
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		3,000		3,000
Operating loss, Valuation allowance		¥ (3,000)		¥ (3,000)

[1]	The amount includes ¥281,403 million and ¥268,544 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2015 and 2016, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.
[2]	¥265 billion of the Japan net operating losses of ¥270 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
[3]	¥279 billion of the Japan net operating losses of ¥286 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
[4]	The United Kingdom net operating losses of ¥53 billion may be carried forward indefinitely.
[5]	The United Kingdom net operating losses of ¥86 billion may be carried forward indefinitely.